The Millicom Group - A.4.2 Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales	$ (1,506)	[1]	$ (1,197)	[2]	$ (1,060)	[2]
Operating expenses	(1,890)	[1]	(1,546)	[2]	(1,383)	[2]
Depreciation and amortization	(1,344)		(1,113)		(1,119)
Other operating income (expenses), net	(2)	[1]	5	[2]	(12)	[2]
Operating profit (loss)	915	[1]	619	[2]	402	[2]
Other non-operating (expenses) income, net	(78)	[1]	(49)	[2]	(107)	[2]
Profit (loss) before taxes from continuing operations	238	[1]	728	[2],[3]	(252)	[2],[3]
Profit (loss) from discontinued operations, net of tax	113	[1]	(28)	[2]	(60)	[2]
Cash from operating activities, net	18		87		69
Cash from (used in) investing activities, net	(10)		(46)		(43)
Cash from (used in) financing activities, net	(9)		(35)		(34)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	88		357		366
Cost of sales	(26)		(104)		(111)
Operating expenses	(27)		(131)		(126)
Other expenses linked to the disposal of discontinued operations	(11)		0		(1)
Depreciation and amortization	(21)		(83)		(89)
Other operating income (expenses), net	4		1		(9)
Gain/(loss) on disposal of discontinued operations	120		0		0
Operating profit (loss)	127		39		32
Financial income (expenses), net (i)	(12)		(36)		(64)
Other non-operating (expenses) income, net	0		(1)		1
Profit (loss) before taxes from continuing operations	116		3		(31)
Credit (charge) for taxes, net	(3)		(31)		(29)
Profit (loss) from discontinued operations, net of tax	$ 113		$ (28)		$ (60)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).